UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue	Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Sr. Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 October 31, 2011

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	97

Form 13F Information Table Value Total:	$355,100,000
List of other Included Managers:
No.
13F File Number
Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      610    11928 SH       Sole                    11928
Actuant Corp Cl A (formerly Ap COM              00508X203     2928   148273 SH       Sole                   148273
Affiliated Managers Group      COM              008252108      237     3040 SH       Sole                     3040
Alcoa                          COM              013817101     4417   461596 SH       Sole                   461596
Annaly Mortgage                COM              035710409      252    15179 SH       Sole                    15179
Apache Corp                    COM              037411105     5007    62406 SH       Sole                    62406
Apple Computer                 COM              037833100    16186    42446 SH       Sole                    42446
Ball Corporation               COM              058498106     6586   212311 SH       Sole                   212311
Berkshire Hathaway Class B     COM              084670702     7182   101104 SH       Sole                   101104
Boeing                         COM              097023105      275     4544 SH       Sole                     4544
Broadcom Corp - Cl A           COM              111320107     7476   224559 SH       Sole                   224559
CVS Corporation                COM              126650100      281     8364 SH       Sole                     8364
Celgene Corp                   COM              151020104     8643   139604 SH       Sole                   139604
Cerner Corp                    COM              156782104    10838   158170 SH       Sole                   158170
Chevron Corp                   COM              166764100    12088   130549 SH       Sole                   130549
Cisco Systems Inc              COM              17275R102     6148   396669 SH       Sole                   396669
Coca Cola Co.                  COM              191216100      547     8100 SH       Sole                     8100
Colgate-Palmolive Company      COM              194162103      379     4278 SH       Sole                     4278
ConocoPhillips                 COM              20825C104    11450   180830 SH       Sole                   180830
Costco Wholesale               COM              22160K105      540     6581 SH       Sole                     6581
Danaher Corp                   COM              235851102     6291   149990 SH       Sole                   149990
EMC Corporation                COM              268648102    10471   498857 SH       Sole                   498857
EQT Corp                       COM              26884L109    10003   187470 SH       Sole                   187470
Emerson Electric               COM              291011104      326     7900 SH       Sole                     7900
Energy Select Sector SPDR Fund COM              81369y506      489     8361 SH       Sole                     8361
Exxon Mobil Corp               COM              30231G102      583     8030 SH       Sole                     8030
General Electric               COM              369604103      337    22164 SH       Sole                    22164
Goldman Sachs                  COM              38141G104     6874    72707 SH       Sole                    72707
Google Inc                     COM              38259P508     9301    18058 SH       Sole                    18058
Gorman-Rupp                    COM              383082104      216     8750 SH       Sole                     8750
Home Depot                     COM              437076102      314     9567 SH       Sole                     9567
I. B. M.                       COM              459200101      942     5384 SH       Sole                     5384
IShares Russell 1000 Growth    COM              464287614     1057    20108 SH       Sole                    20108
Intel Corp                     COM              458140100      323    15142 SH       Sole                    15142
JP Morgan Chase & Co           COM              46625H100     7380   245014 SH       Sole                   245014
Kimberly Clark Corp.           COM              494368103      353     4971 SH       Sole                     4971
Kraft Foods Inc                COM              50075n104      396    11787 SH       Sole                    11787
LKQ Corp                       COM              501889208     6365   263435 SH       Sole                   263435
Las Vegas Sands Corp           COM              517834107     3073    80145 SH       Sole                    80145
Lowe's Companies               COM              548661107     5627   290950 SH       Sole                   290950
MetLife, Inc.                  COM              59156R108     5388   192360 SH       Sole                   192360
Microsoft                      COM              594918104    11066   444581 SH       Sole                   444581
Nike Inc Class B               COM              654106103     4083    47744 SH       Sole                    47744
Nordstrom Inc                  COM              655664100      324     7088 SH       Sole                     7088
Orion Energy Systems Inc       COM              686275108       32    12246 SH       Sole                    12246
Paccar Inc                     COM              693718108      244     7200 SH       Sole                     7200
Parker Hannifin Corp           COM              701094104     5730    90764 SH       Sole                    90764
PepsiCo Inc.                   COM              713448108     8811   142349 SH       Sole                   142349
Pfizer Inc.                    COM              717081103      346    19592 SH       Sole                    19592
Philip Morris International In COM              718172109      724    11607 SH       Sole                    11607
Powershares Wilderhill Clean E COM              73935X500      136    25000 SH       Sole                    25000
Procter & Gamble               COM              742718109     8568   135607 SH       Sole                   135607
Qualcomm Inc                   COM              747525103    11732   241257 SH       Sole                   241257
RPM International Inc          COM              749685103      243    12981 SH       Sole                    12981
S&P 500 Depository Receipt     COM              78462F103     6773    59858 SH       Sole                    59858
S&P Mid-Cap 400 ETF            COM              78467Y107     1627    11444 SH       Sole                    11444
S&P Small-Cap 600 iShares Trus COM              464287804     1133    19354 SH       Sole                    19354
SPDR S&P Dividend ETF          COM              78464a763     6367   131144 SH       Sole                   131144
St Jude Medical, Inc.          COM              790849103     5575   154041 SH       Sole                   154041
Starbucks Corporation          COM              855244109     8413   225601 SH       Sole                   225601
Target Corp                    COM              87612E106     7695   156918 SH       Sole                   156918
Technology Select Sector SPDR  COM              81369y803      487    20641 SH       Sole                    20641
Vanguard Total Stock Mkt ETF   COM              922908769      978    16938 SH       Sole                    16938
Varian Medical Sys             COM              92220P105      290     5560 SH       Sole                     5560
Visa Inc - Cl A                COM              92826c839    15698   183127 SH       Sole                   183127
W W Grainger Inc               COM              384802104      307     2050 SH       Sole                     2050
Waste Management, Inc.         COM              94106L109      245     7537 SH       Sole                     7537
Cooper Industries PLC          INTL EQ          g24140108     5910   128147 SH       Sole                   128147
Nestle SA ADR                  INTL EQ          641069406     9118   165307 SH       Sole                   165307
Novartis AG - ADR              INTL EQ          66987V109      209     3745 SH       Sole                     3745
Royal Dutch Shell Spons ADR    INTL EQ          780259206      224     3638 SH       Sole                     3638
SPDR S&P International Small C INTL EQ          78463x871      222     8844 SH       Sole                     8844
Schlumberger Ltd.              INTL EQ          806857108     7476   125168 SH       Sole                   125168
Select Emerging Markets ETF- V INTL EQ          922042858     6905   192705 SH       Sole                   192705
Telefonica SA - Spons ADR      INTL EQ          879382208      201    10500 SH       Sole                    10500
Teva Pharmaceutical            INTL EQ          881624209     9101   244518 SH       Sole                   244518
Vanguard FSTE All-World Ex-U   INTL EQ          922042775     3484    89968 SH       Sole                    89968
Vodafone Group PLC Spons ADR   INTL EQ          92857w209     7787   303483 SH       Sole                   303483
iShares S&P Global Utilities E INTL EQ          464288711      552    13328 SH       Sole                    13328
Columbia Acorn Fund Z          Eq Fund          197199409      339    13210 SH       Sole                    13210
Vanguard Small Cap Growth Inde Eq Fund          922908827      297    15786 SH       Sole                    15786
WHV International Equity Fund  Eq Fund          360873863      265    16596 SH       Sole                    16596
Vanguard Total Bond Market ETF Bond Txbl ETF    921937835      353     4221 SH       Sole                     4221
iShares Barclays 1-3 Yr Credit Bond Txbl ETF    464288646     7465    71797 SH       Sole                    71797
iShares Barclays 1-3 Yr Treasu Bond Txbl ETF    464287457      429     5071 SH       Sole                     5071
iShares Barclays 3-7 Yr Treasu Bond Txbl ETF    464288661      260     2142 SH       Sole                     2142
iShares Barclays Aggregate Bon Bond Txbl ETF    464287226      933     8473 SH       Sole                     8473
iShares Barclays Int Gov-Credi Bond Txbl ETF    464288612     1047     9422 SH       Sole                     9422
iShares Barclays Intermed Cred Bond Txbl ETF    464288638     1747    16363 SH       Sole                    16363
iShares iBoxx Inv Grade Corp B Bond Txbl ETF    464287242      707     6292 SH       Sole                     6292
Nuveen Floating Rate Income Fu ETF              67072T108      509    50265 SH       Sole                    50265
SPDR Gold Trust                ETF              78463V107      282     1786 SH       Sole                     1786
SPDR S&P Dividend ETF          ETF              78464a763     1636    33698 SH       Sole                    33698
WisdomTree Equity Income Fund  ETF              97717w208      322     8349 SH       Sole                     8349
iShares S&P Preferred Stock In ETF              464288687      325     9127 SH       Sole                     9127
SPDR S&P Intl DVD ETF          ETF FOR          78463x772      458    10294 SH       Sole                    10294
WisdomTree Emerging Mkt Equity ETF FOR          97717w315      729    15396 SH       Sole                    15396